Cash Distributions and Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 41,805	$ 74,853	$ 59,006
Earnings attributable to:
Earnings per unit (basic and diluted):	$ 0.48	$ 0.93	$ 0.84
Common unit holders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 39,825	$ 71,225	$ 55,949
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding (basic and diluted)	82,437,128	76,587,656	66,317,588
Earnings attributable to:
Earnings per unit (basic and diluted):	$ 0.48	$ 0.93	$ 0.84
Earnings per unit - distributed (basic and diluted):	1.11	1.79	1.82
Loss per unit - undistributed (basic and diluted):	$ (0.63)	$ (0.86)	$ (0.98)